Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN GOVERNMENT MONEY MARKET FUND
Entity Central Index Key	0000855630
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032336
Shareholder Report [Line Items]
Fund Name	Elfun Government Money Market Fund
Trading Symbol	ELMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
AssetsNet	$ 105,705,825
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 140,786
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$105,705,825 Number of Portfolio Holdings214 Total Advisory Fees Paid$140,786
Holdings [Text Block]

Top Security Types

Assets	%
U.S. Treasuries	61.4%
Repurchase Agreements	20.9%
U.S. Government Agency Obligations	19.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Standard Chartered U.S. Treasury Repo, 3.82%, due 01/02/26	4.9%
Fixed Income Clearing Corp. U.S. Treasury Repo, 3.82%, due 01/02/26	4.7%
Citigroup Global Markets, Inc. U.S. Treasury Repo, 3.82%, due 01/02/26	4.7%
BNP Paribas Securities Corp. U.S. Treasury Repo, 3.83%, due 01/02/26	4.7%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.0%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo, 3.82%, due 01/02/26	1.9%
U.S. Treasury Bills, 4.30%, due 01/08/26	1.8%
U.S. Treasury Bills, 4.08%, due 02/19/26	1.8%
U.S. Treasury Bills, 4.26%, due 01/02/26	1.8%
U.S. Treasury Bills, 4.24%, due 01/02/26	1.7%